Cover	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity File Number	001-42204
Entity Registrant Name	EXOZYMES INC.
Entity Central Index Key	0002010788
Entity Tax Identification Number	83-4550057
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	750 Royal Oaks Drive
Entity Address, Address Line Two	Suite 106
Entity Address, City or Town	Monrovia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91016
City Area Code	(626)
Local Phone Number	415-1488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EXOZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false